OPERATIONS IN UZBEKISTAN - Disposal of UMS (Details) ₽ / shares in Units, ₽ in Millions		12 Months Ended
	Aug. 05, 2016 USD ($)	Dec. 31, 2018 RUB (₽) ₽ / shares	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽) ₽ / shares
Results of discontinued operation
Revenue from contracts with customers		₽ 480,293	₽ 442,911	₽ 435,692
Loss before tax		83,851	₽ 75,567	67,609
Income tax gain (note 12)				192
Loss from discontinued operations		₽ 59,050		₽ (4,021)
Earnings per share from discontinued operations (basic), Russian Rubles: | ₽ / shares		₽ (31.52)		₽ (1.69)
Earnings per share from discontinued operations (diluted), Russian Rubles: | ₽ / shares		₽ (31.48)		₽ (1.69)
UMS
Disposal of UMS
Sale of ownership in discontinued operation (as a percentage)	50.01%
Consideration received for disposal of company | $	$ 1
Results of discontinued operation
Revenue from contracts with customers				₽ 5,115
Expenses				(6,602)
Loss before tax				(1,487)
Income tax gain (note 12)				192
Loss for the period				(1,295)
Loss on sale of discontinued operations				(2,726)
Loss from discontinued operations				(4,021)
Loss attributable to non-controlling interests				(654)
Loss to owners of the Company				₽ (3,367)
Earnings per share from discontinued operations (basic), Russian Rubles: | ₽ / shares				₽ (1.69)
Earnings per share from discontinued operations (diluted), Russian Rubles: | ₽ / shares				₽ (1.69)
Cash flows from (used in) discontinued operation
Net cash used in operating activities				₽ (543)
Net cash used in investing activities				(1,253)
Net cash provided by financing activities				₽ 1,234